Warrants – derivative	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Warrants – derivative

11. Warrants – derivative

The following table summarizes the changes in the warrant derivative liability during the six month period to June 30, 2023:

Embedded derivative
£

Balance at December 31, 2022	6,020,863
Fair value of warrants issued in the period	2,893,619
Fair value adjustment	(7,637,088)
Balance at June 30, 2023	1,277,394

On February 10, 2022, TC BioPharm (Holdings) plc completed an IPO on Nasdaq, issuing American Depositary Shares (“ADSs”) and warrants to buy ADSs. The ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations, and it is also subject to adjustment in certain events specified in the warrant agreement.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

On March 27, 2023, TC BioPharm Holdings (PLC) (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 215,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 3,222,500 ADS (the “Pre-Funded Warrants”), and series C purchase warrants to purchase up to 3,437,500 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Ordinary Warrants was $1.60 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $1.599. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and have an exercise price of $1.75 per ADS. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS. The total net proceeds from this offering were approximately $4.9 million, after deducting estimated offering expenses of approximately $0.6 million.

In connection with the Offering, the Company agreed that certain existing warrants to purchase up to an aggregate of 2,800,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $5.00 per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended effective upon the closing of the Offering so that the amended warrants had a reduced exercise price of $1.75 per ADS.

Given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that the warrants should be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive income/(loss).

The relative fair values of the derivative liability and the equity component were calculated and based on the actual transaction price will be allocated to the equity and the liability components using the relative fair value method.

As at the date of issue of the warrants on November 27, 2022, the calculated fair value of the warrants was in excess of the fair value of the consideration received. The difference (£1,472,746) was debited to the Income Statement. The related transactions costs (£593,337) associated with the issue were also included within the Income Statement as part of the Change in fair value of warrant derivatives.

Listed warrants in issue

A fair value of $0.03 per each warrant was identified as at December 31, 2022. A fair value of $0.001 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

The model inputs were as follows:

	December 31, 2022	June 30, 2023
Exercise price in USD	$212.50	$212.50
Share price in USD	$3.85	$0.54
Time to maturity	5.1 years	4.6 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.00%	3.90%
Dividend yield	-

The value of the embedded derivative for the listed warrants is remeasured at fair value at each reporting date with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9.

Unlisted warrants in issue

Series A warrants

A fair value of $2.58 per each warrant was identified at December 31, 2022. A fair value of $0.28 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

	December 31, 2022	June 30, 2023
Exercise price in USD	$5.00	$1.75
Share price in USD	$3.85	$0.54
Time to maturity	5.4 years	4.9 years
Expected volatility	85%	90%
Risk free interest rate (US treasury bond)	3.9%	3.9%
Dividend yield	-	-

Series B warrants

A fair value of $1.84 per each warrant was identified at December 31, 2022. A fair value of $0.11 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

	December 31, 2022	June 30, 2023
Exercise price in USD	$5.00	$1.75
Share price in USD	$3.85	$0.54
Time to maturity	2.4 years	1.9 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.3%	4.3%
Dividend yield	-	-

Series C warrants

A fair value of $1.08 per each warrant was identified at the issue date of March 30, 2023. A fair value of $0.28 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

	March 30, 2023	June 30, 2023
Exercise price in USD	$1.75	$1.75
Share price in USD	$1.55	$0.54
Time to maturity	5 years	4.7 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.00%	4.0%
Dividend yield	-	-

Underwriter warrants

A fair value of $1.05 per each warrant was identified at the issue date of November 30, 2022. A fair value of $0.26 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

	March 30, 2023	June 30, 2023
Exercise price in USD	$2.00	$2.00
Share price in USD	$1.55	$0.54
Time to maturity	5 years	4.8 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.0%	4.0%
Dividend yield	-	-